Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of inventory

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Raw Material	$2,884,374	$3,056,637	$3,234,964
Finished Good	965,379	362,118	280,743
Direct production cost	56,943	1,865,427	2,579,127
	$3,906,696	$5,284,182	$6,094,834